OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Shares	Fair Value
11.40%	CORPORATE BONDS

3.15%	ARGENTINA
	Banco Hipotecario SA, 9.75%, 10/14/2025	360,000	$358,020
	Buenos Aires, 10.875%, 1/26/2021	100,020	42,759
	Republic of Argentia, 1.000%, 7/09/2029	8,425	3,671
	Rebublic of Argentia, .0125%, 7/09/2030	242,500	98,698
			503,148
2.03%	BRAZIL
	CSN Islands XI Corp., 6.75%, 1/28/2028	300,000	325,200
1.33%	COLUMBIA
	Grupo Aval LTD, 4.375%, 2/04/2030	200,000	213,300
1.69%	LUXEMBOURG
	FS Luxembourg Sarl, 10.00%, 12/15/2025	250,000	271,062
1.52%	MEXICO
	Unifin Financiera SA, 7.25%, 9/27/2023	250,000	242,815
1.68%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030	300,000	268,050
11.40%	TOTAL CORPORATE BONDS		1,823,575
52.45%	COMMON STOCKS
1.47%	ARGENTINA
	Grupo Supervielle S.A. ADR	15,626	33,127
	IRSA Inversiones y Representaciones S.A. ADR	38,575	173,973
	YPF Sociedad Anonima	6,000	28,200
			235,300
25.11%	BRAZIL
	Ambev S.A. ADR	63,000	192,780
	Banco Bradesco S.A. ADR	123,260	648,348
	BRF S.A. ADR*	57,000	239,400
	Companhia Brasileira de Distribuicao ADR	17,400	249,168
	Gerdau S.A. ADR	108,750	507,862
	Itau Unibanco Holdings S.A. ADR	72,100	439,089
	JBS SA	24,880	113,330
	Petroleo Brasileiro S.A. ADR	114,450	1,285,274
	Vale S.A. ADR	20,350	341,066
			4,016,317
0.86%	CANADA
	Franco-Nevada Corp.	1,100	137,863
2.19%	CHILE
	Banco de Credito e Inversiones	3,818	149,872
	Enel Americas S.A.	1,230,300	200,883
			350,755
4.18%	COLUMBIA
	Bancolombia SA	8,950	359,611
	Cementos Argos S.A.	102,462	185,395
	Grupo Aval Acciones y Valores S.A.	6,000	2,097
	Grupo Nutresa SA	17000	119,455
			666,558
0.59%	ISRAEL
	JFrog LTD*	1,500	94,245
4.39%	MEXICO
	America Movil SAB	105,000	76,457
	Betterware de Mexico SA de CV	6,994	238,845
	Fibra Uno Administration S.A. de C.V.	97,500	110,241
	Fomento Economico Mexicano S.A.B. de C.V. ADR	22,952	173,402
	Gruma SAB De CV	8,681	103,359
			702,304

OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

7.48% PERU
Alicorp S.A.A.	67,155	132,640
Credicorp Ltd.	3,165	519,123
Inretail Peru Corp.	8,729	342,177
Intercorp	6,265	202,673
		1,196,613
0.79%	SPAIN
	Banco Santander S.A. ADR	41,272	125,880
5.39%	UNITED STATES
	Alteryx, Inc.*	250	30,447
	Asana, Inc.*	2,000	59,100
	Bank of America	6,000	181,860
	Citigroup Inc.	4,000	246,640
	Digital Realty Trust, Inc.	1,100	153,461
	Grayscale Ethereum Trust*	3,600	55,800
	Jamf Holding Corp.*	2,000	59,840
	Shift4 Payments, Inc.*	1,000	75,400
			862,548
52.45%	TOTAL COMMON STOCKS		8,388,383
35.96%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund
	Institutional Class 1.00%**	5,751,031	5,751,031
99.81%	TOTAL INVESTMENTS		15,962,989
0.19%	Liabilities net of other assets		29,999
100.00%	NET ASSETS		$15,992,988

*Non-income producing

**Effective 7 day yield as of December 31, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds	$-	$1,823,575	$-	$1,823,575
Common Stocks	8,388,383	-	-	8,388,383
Money Market Funds	5,751,031	-	-	5,751,031
Total Investments	$14,139,414	$1,823,575	$-	$15,962,989

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,831,164 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,742,984
Gross unrealized depreciation	(611,159)
Net unrealized appreciation	$1,131,825